Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue by Types (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 106,024	$ 15,161	¥ 189,212	¥ 170,962
Teaching and Learning SaaS Offerings - Service Revenues
Disaggregation Of Revenue [Line Items]
Total net revenues	75,153		174,746	149,119
Other Educational Products and Services
Disaggregation Of Revenue [Line Items]
Total net revenues	9,766		14,466	21,843
Net Service Revenues
Disaggregation Of Revenue [Line Items]
Total net revenues	84,919	12,143	¥ 189,212	¥ 170,962
Teaching and Learning SaaS Offerings - Product Revenues
Disaggregation Of Revenue [Line Items]
Total net revenues	21,105
Net Product Revenues
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 21,105	$ 3,018